Net fee and commission income	12 Months Ended
Dec. 31, 2018
Net fee And Commission Income [abstract]
Net fee and commission income
22 Net fee and commission income

Fee and commission income
	2018	2017	2016
Funds transfer	1,394	1,172	1,103
Securities business	618	532	497
Insurance broking	173	176	181
Asset management fees	170	116	91
Brokerage and advisory fees	584	548	477
Other	1,302	1,321	1,232
	4,240	3,865	3,581

Other, mainly consists of commission fees in respect of bank guarantees of EUR 207 million (2017: EUR 209 million; 2016: EUR 202 million), in respect of underwriting syndication loans of EUR 4 million (2017: EUR 52 million; 2016: EUR 44 million), in respect of structured finance fees of EUR 129 million (2017: EUR 136 million; 2016: EUR 110 million), and in respect of collective instruments distributed but not managed by ING of EUR 165 million (2017: EUR 165 million; 2016: EUR 145 million).

Fee and commission expenses
	2018	2017	2016
Funds transfer	597	437	403
Securities business	170	150	166
Insurance broking	2	4	8
Asset management fees	4	5	5
Brokerage and advisory fees	220	192	166
Other	448	367	400
	1,442	1,155	1,148

All of ING’s net fee and commission income are in scope of IFRS 15 ‘Revenue from Contracts with Customers’. Reference is made to Note 35 ‘Segments’ which includes net fee and commission income, as reported to the Executive Board and the Management Board Banking, disaggregated by line of business and by geographical segment.